Inventory (Tables)	9 Months Ended
Sep. 30, 2021
VIECO USA, Inc. [Member]
Inventory (Tables) [Line Items]
Schedule of inventory
	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
	(In thousands)
Raw materials	$15,015	$66
Work in process	$19,178	—
Inventories, gross	$34,193	66
Provision for contract losses	$(11,192)	—
Reserve for inventory excess and obsolescence	$(160)	—
Inventory	$22,841	$66